Our operating assets	12 Months Ended
Dec. 31, 2023
Disclosure Of Operating Assets [Abstract]
Our operating assets	Our operating assets
We are a diversified mining operation with the majority of our assets being located in OECD countries.
Non-current assets other than excluded items(a)
The total of non-current assets other than excluded items is shown by location below.

	2023 US$m	2022 US$m Restated(b)
Australia	31,419	31,674
Canada	15,362	14,472
Mongolia	14,172	12,872
United States of America	7,171	6,441
Africa	3,412	2,945
South America	3,624	3,317
Europe (excluding UK)	165	245
UK	132	136
Other countries	1,254	1,159
Total non-current assets other than excluded items	76,711	73,261

Non-current assets excluded from analysis above:
Deferred tax assets	3,624	2,796
Other financial assets	481	406
Quasi-equity loans to equity accounted units(a)	14	—
Receivables and other assets	1,209	1,338
Total non-current assets per balance sheet	82,039	77,801
(a)Allocation of non-current assets by country is based on the location of the business units holding the assets. It includes investments in equity accounted units totalling US$4,393 million (2022:
US$3,298 million) which represents the Group’s share of net assets excluding quasi-equity loans shown separately above.
(b)Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.